Janus Henderson Global Technology and Innovation Portfolio Expense Example - Institutional Shares [Member] - Janus Henderson Global Technology and Innovation Portfolio - Institutional Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906